Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt due within one year	$ 654	$ 455
Debt instrument maturity period	1 year
Book value of senior notes	$ 3,400
Senior Notes, Current	589
Accounts receivable net	$ 6,791	$ 6,307
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Six Largest Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	79.00%	78.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Newer Electric Vehicle Focused Customers [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts receivable net	$ 400
Short-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt due within one year	65
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	3,100
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	69
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ (48)